Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
18.
SHARE-BASED COMPENSATION

Share-based compensation expenses recognized during the years presented are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Share-based compensation expenses
- Share-based compensation of founders' restricted shares (a)	1,030,178	-	-
- Related to repurchase of founders’ ordinary shares (b)	146,294	-	-
- Related to the issuances of preferred shares to investors (c)	303,627	-	-
- Related to redesignation of founder’s ordinary shares to preferred shares	1,852	-	-
- Related to accelerated vesting of share options (d)	138,729	66,429	(64,660)
- Related to modification of exercise price of share options on modification day (e)	-	-	12,793
- Related to vesting of share options (f)	279,908	464,011	392,727
Total	1,900,588	530,440	340,860

(a) Founders’ Restricted Shares

In September 2020, the Company granted 93,753,239 Ordinary shares to several founders, which were subjected to service conditions (“Third Series of Founders’ Restricted Shares”). The Third Series of Founders’ Restricted Shares vest annually in equal instalments over the next four years commencing from the September 11, 2020.

All of the Founders’ Restricted Shares vested immediately upon IPO, regardless of the vesting schedule.

The fair value of the Founders’ Restricted Shares was determined at the respective grant date by the Company, and was amortized over the respective vesting period on straight line basis. The share-based compensation expenses related to Founders’ Restricted Shares for the years ended December 31, 2020 were RMB 1,030,178.

(b) Repurchase of ordinary shares from the Founders

For the year ended December 31, 2020, the Company repurchased 62,388,247 ordinary shares, from the founders for consideration of RMB483,622. The Company then re-designated these shares into preferred shares for issuances to other investors. Based on its assessment, the Company concluded that the repurchase did not constitute a cash settlement of any share-based awards.

As the respective repurchase price was greater than the fair value of ordinary shares as of the respective repurchase date, the difference between the repurchase price and the fair value was recognized as deemed share-based compensation expenses in the Group's consolidated statements of operations.

The share-based compensation expenses related to the repurchase of ordinary shares from the founders for the year ended December 31, 2020 were RMB 146,294.

(c) Issuances of preferred shares to investors

In April 2020 and September 2020, the Company issued 26,573,188 Series C preferred shares and 39,859,783 Series C preferred shares respectively to its certain existing investors at a price lower than the fair value of the shares, for their services to the Group. Accordingly, the difference of RMB 303,627 between the then fair value of Series C preferred shares issued and the issuance price was recorded as deemed share-based expense in the year ended December 31, 2020.

(d) Accelerated vesting of share options

In September 2020, 15,518,385 options were accelerated to vest immediately and were exercised on the same date, which was treated as an “improbable-to-probable” modification of equity-classified awards under ASC 718. RMB138,729, the fair value of modified options at the date of modification, was recognized in the Group’s consolidated statement of operations immediately.

For the year ended December 31, 2021, 5,595,868 options were accelerated to vest immediately, which was treated as an “improbable to probable” modification of equity-classified awards under ASC 718. The previously recorded compensation expense for the unvested options amounting to RMB 11,469 was reversed and RMB 77,898, the fair value of modified options at the date of modification, was recognized in the Group’s consolidated statement of operations immediately.

For the year ended December 31, 2022, 17,863,616 options were accelerated to vest immediately, which was treated as an “improbable to probable” modification of equity-classified awards under ASC 718. The previously recorded compensation expense for the unvested options amounting to RMB77,039 was reversed and RMB12,379, the fair value of modified options at the date of modification, was recognized in the Group’s consolidated statement of operations immediately.

(e) Related to modification of exercise price of share options on modification day

For the year ended December 31, 2022, exercise prices for certain share options were modified. Such modification of exercise price led to recognition of additional share-based compensation expenses, of which RMB12,793 was charged to the Group’s consolidated statements of operations on the modification day for vested options.

(f) Vesting of share options

The Group have adopted a Share Option Plan in September 2018, which was amended and restated respectively in July 2019, March 2020 and September 2020. The Share Option Plan shall be valid and effective for ten years from September 11, 2020. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under Share Option Plan is 249,234,508.

(i) Options

Grant of options

During the year ended December 31, 2020, 2021 and 2022, the Company granted 136,230,857 share options, 55,388,338 share options and 85,357,994 share options respectively, to its management and other key employees.

18.
SHARE-BASED COMPENSATION (Continued)

(f) Vesting of share options (Continued)

(i) Options (Continued)

Vesting of options

The share options include both service conditions and performance conditions. With respect to the service conditions, there are 4 types of vesting schedule, which are: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter; (ii) 100% of the share options shall become vested on anniversary of the vesting commencement date for 1 year thereafter; (iii) three fourteenths of the share options shall become vested on each anniversary of the vesting commencement date for 4 years thereafter and one fourteenth of the share options become vested on each anniversary of the vesting commencement date for 2 years thereafter; (iv) immediate vesting of the share options on the grant date. Even though the service condition might have been satisfied, employees are required to provide continued service through the occurrence of change of control or an initial public offering, collectively, the Liquidity Event, in order to retain the award. Given the vesting of the share options granted is contingent upon the occurrence of the Liquidity Event, there is no share-based compensation expense is to be recognized until the date of consummation of Liquidity Event.

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As of January 1, 2020	68,589,097	0.0073	4.58
Granted	136,230,857	0.2960
Cancelled	(1,849,265)	0.0006
Forfeited	(1,544,428)	0.2062
Accelerated vesting and exercised	(15,518,385)	-

As of December 31, 2020	185,907,876	0.2179	13.73	749,602
Granted	55,388,338	0.8790
Forfeited	(4,570,510)	0.8782
Exercised	(7,686,832)	0.0392

As of December 31, 2021	229,038,872	0.3706	12.98	38,230
Granted	85,357,994	0.0250
Forfeited	(27,297,153)	0.0250

As of December 31, 2022	287,099,713	0.0448	11.99	91,942

Exercisable as of December 31, 2022	123,287,676			39,958

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

18.
SHARE-BASED COMPENSATION (Continued)

(f) Vesting of share options (Continued)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Weighted average fair value per option granted	7.3798	1.3882	0.2562
Weighted average exercise price	2.0418	5.6699	0.1659
Risk-free interest rate (1)	0.48%~1.01%	1.45%-1.97%	1.56%-4.04%
Expected term (in year) (2)	10~16	14	14
Expected volatility (3)	50.9%~55.9%	54.69%-57.00%	53.62%-68.75%
Dividend yield (4)	0%	0%	0%

(1)
The risk-free interest rates of periods within the contractual life of the share option are based on the daily treasury long-term rate of U.S. Department of the Treasury as of the valuation dates.
(2)
The expected term is the contract life of the option.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

For the years ended December 31, 2020, 2021 and 2022, RMB279,908, RMB464,011 and RMB392,727 share-based compensation expenses were recognized for share options.

As of December 31, 2022, there were RMB346,171 of unrecognized compensation expenses related to stock options for which the service conditions will be met over a weighted average period of 1.27 years.

(g) Share-based compensation expenses

For the years ended December 31, 2020, 2021 and 2022, share-based compensation expenses have been included in the following accounts in the consolidated statement of operations:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Fulfilment expenses	2,947	13,122	4,267
Selling and marketing expenses	54,332	80,558	62,231
General and administrative expenses	1,841,409	418,823	248,400
Research and development expenses	1,900	17,937	25,962